Business Combinations, Yenista Optics S.A.S (Details)	12 Months Ended
	Aug. 31, 2019 USD ($) yr mo	Aug. 31, 2018 USD ($)	Oct. 02, 2017 USD ($)	Oct. 02, 2017 EUR (€)	Aug. 31, 2017 USD ($)
Liability assumed [Abstract]
Goodwill	$ 38,648,000	$ 39,892,000			$ 35,077,000
EXFO Optics S.A.S. [Member]
Business Combinations [Abstract]
Total consideration			$ 11,052,000	€ 9,400,000
Cash recognised as of acquisition date			1,512,000	1,286,000
Assets acquired [Abstract]
Accounts receivable			1,889,000
Inventories			2,384,000
Property, plant and equipment			1,424,000
Core technologies			3,686,000
Customer relationships			811,000
In-process research and development			305,000
Other intangible assets			132,000
Prepaid expenses			171,000
Total assets acquired			10,802,000
Liability assumed [Abstract]
Accounts payable and accrued liabilities			1,035,000
Long-term debt (note 12)			2,143,000
Deferred income tax			1,510,000
Net identifiable assets acquired			6,114,000
Goodwill			3,426,000
Fair value of the total consideration transferred, net of cash acquired			$ 9,540,000	€ 8,114,000
EXFO Optics S.A.S. [Member] | Core Technologies [Member] | Bottom of Range [Member]
Liability assumed [Abstract]
Estimated useful life of intangible assets | yr	2
EXFO Optics S.A.S. [Member] | Core Technologies [Member] | Top of Range [Member]
Liability assumed [Abstract]
Estimated useful life of intangible assets | yr	5
EXFO Optics S.A.S. [Member] | Customer Relationships [Member]
Liability assumed [Abstract]
Estimated useful life of intangible assets | mo	3
Aggregated Business Combinations [Member]
Liability assumed [Abstract]
Acquisition related cost		2,484,000
Selling and administrative expenses		2,236,000
Interest and other expenses		$ 248,000